Description of the Plan (Details) - EBP 003 [Member]		3 Months Ended				12 Months Ended
		Dec. 31, 2025 USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025 USD ($) Age	Dec. 31, 2024 USD ($)
Description of the Plan [Abstract]
Participants eligibility age for U.S. (in Age) | Age						18
Participants eligibility age (in Age) | Age						50
Participants, super catch-up contribution, minimum age (in Age) | Age						60
Participants, super catch-up contribution, maximum age (in Age) | Age						63
Employee contribution matching percentage						50.00%
Employee contribution discretionary percentage		2.00%	2.00%	2.00%	2.00%
Percentage of service contribution						6.00%
Matching contribution amount (in Dollars)						$ 735,000
Discretionary contribution amount (in Dollars)						519,000
Service contribution amount (in Dollars)						190,000
Forfeited non-vested accounts (in Dollars)		$ 75,000				75,000	$ 194,000
Decrease in forfeited non-vested accounts (in Dollars)						$ 123,000	$ 150,000
Initial pre-tax contribution rate						6.00%
Pre-tax contribution period						90 days
Deferral rate						6.00%
Minimum investment rate						1.00%
Selected investment rate						1.00%
Employee contribution maximum contribution percentage		50.00%				50.00%
Loan term						5 years
Interest rates on loan						1.00%
Maximum [Member]
Description of the Plan [Abstract]
Percentage of employee compensation						6.00%
Interest rate	[1]					9.50%
Minimum [Member]
Description of the Plan [Abstract]
Interest rate	[1]					4.25%

[1]	Identifies the party as a "Party in Interest" as defined by ERISA.